LONG-TERM NOTES AND LOANS PAYABLE, NET - Schedule of Long-Term Notes and Loans Payable, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Aug. 13, 2025	Dec. 31, 2024	Sep. 26, 2023
Debt Instrument [Line Items]
Short-term borrowings and interest payable, net	$ 7,484		$ 9,325
Total borrowings and interest payable	444,904		482,801
Debt issuance costs	17,025		10,117
Less: Unamortized discount and debt issuance costs	(17,025)		(10,117)
Less: Short-term borrowings and interest payable, net	(7,484)		(9,325)
Less: current lease liabilities	(3,300)		(2,609)
Total Long-term notes and loans payable, net	417,095		460,750
Senior Loan
Debt Instrument [Line Items]
Present value of financing liabilities	325,000		360,000
Debt issuance costs		$ 15,800
Less: Unamortized discount and debt issuance costs		$ (15,800)
Mortgage Loans
Debt Instrument [Line Items]
Present value of financing liabilities	20,161		19,787
Debt issuance costs				$ 2,000
Less: Unamortized discount and debt issuance costs				$ (2,000)
Financing liability
Debt Instrument [Line Items]
Present value of financing liabilities	91,009		93,689
Less: current lease liabilities	(3,300)
Total Long-term notes and loans payable, net	87,664		$ 90,900
2026	14,223
2027	14,580
2028	14,946
2029	15,321
2030	15,421
Maturities of Long-Term Debt [Abstract]
Total Long-term notes and loans payable, net	140,667
Unsecured Debt
Debt Instrument [Line Items]
Present value of financing liabilities	$ 1,250